SHORT-TERM INVESTMENTS (Details 2) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
SHORT-TERM INVESTMENTS
Available-for-sale investments		7,127	15,575
Equity method investment			8,000
Short-term investments	$ 1,177	7,127	23,575